OSI ETF Trust

O’Shares U.S. Quality Dividend ETF (OUSA)
O’Shares U.S. Small Cap Quality Dividend ETF (OUSM)
O’Shares Global Internet Giants ETF (OGIG)
O’Shares Europe Quality Dividend ETF (OEUR)

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated June 30, 2020
To the Statement of Additional Information (“SAI”) dated October 31, 2019, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Funds listed above.
The co-portfolio managers of each Fund are Austin Wen, CFA, Portfolio Manager for Vident Investment Advisory, LLC (“Vident”), and Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for Vident.
The following replaces the “INFORMATION ABOUT ADVISER AND SUB-ADVISER – Portfolio Managers” section beginning on page 35 of the SAI:

Austin Wen has been a portfolio manager of O’Shares U.S. Small Cap Quality Dividend ETF and O’Shares Global Internet Giants ETF since October 2018, and portfolio manager of O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF since May 2020.
Rafael Zayas has been a portfolio manager of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF and O’Shares Europe Quality Dividend ETF since June 2020.

Other Accounts Managed by Portfolio Managers
The following table provides information about the portfolio managers as of June 15, 2020.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Austin Wen, CFA	32	$ 4,492.7	1	$ 98	0	$ 0	0	$ 0
Rafael Zayas, CFA	28	$ 3,782.6	0	$ 0	0	$ 0	0	$ 0

Mr. Wen and Mr. Zayas are compensated by Vident and do not receive any compensation directly from any Fund or the Adviser. Mr. Wen and Mr. Zayas receive a base salary and are eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as Vident’s profitability, their individual performance and team contribution.

Disclosure of Securities Ownership
The table below shows the dollar range of equity securities in the Funds beneficially owned by the portfolio managers as of June 15, 2020.

Portfolio Manager	Dollar Range of Securities Beneficially Owned
Austin Wen, CFA …………………………………………………………….	None
Rafael Zayas, CFA …………………………………………………………...	None

Please keep this Supplement for future reference.